Stock-Based Compensation - Summary of Restricted Stock Activity (Detail) - Restricted Common Stock [Member] - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested restricted common stock as of January 1, 2024	35,494	312,826
Vested	(13,929)	(277,332)
Unvested restricted common stock as of March 31, 2024	21,565	35,494